Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]
12. Income Tax
In October 2021, members of the Organization for Economic Cooperation and Development (OECD) inclusive framework released the statement on a Two-Pillar solution to address the tax challenges arising from the digitalization of the economy. On 23 May 2023, the International Accounting Standards Board (IAS) issued “International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12” which clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements Qualified Domestic Minimum Top-up Taxes. The Group has adopted these amendments. However, these amendments are not yet applicable for the current reporting year, as the Group's consolidated revenue has remained below the €750 million threshold, which is assessed based on the revenue over the last four reporting periods.
The income tax charge recognized in profit and losses included the following:

Current Income Tax	2025	2024	2023
Current Income Tax on profits for the year	(32,595)	(32,595)	(31,924)
Total Current Income Tax expense	(32,595)	(32,595)	(31,924)

Deferred income tax	2025	2024	2023
Increase/(Decrease) in deferred income tax assets	2,299	3,150	1,757
(Decrease)/Increase in deferred income tax liabilities	(1,458)	(1,105)	739
Total Deferred income tax benefit / (expense)	841	2,045	2,496
Income Tax expense	(31,752)	(30,550)	(29,428)
Deferred Tax Assets
The balance comprises temporary differences attributable to:

	2025	2024	2023
Tax Losses	3,110	793	233
Accrued Liabilities	2,967	3,196	773
Exchange differences	132	333	89
Other	1,457	1,045	1,193
Total	7,666	5,367	2,288
The recognized tax loss carry-forwards have a maximum expiration of 5 years.
Movements:

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2025	793	3,196		333	1,045	5,367
(Charged) / Credited to profit & loss	2,317	(229)	—	(201)	412	2,300
At December 31, 2025	3,110	2,967		132	1,457	7,666

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2024	233	773		89	1,193	2,288
Credited / (Charged) to profit & loss	560	2,423	—	244	(148)	3,079
At December 31, 2024	793	3,196		333	1,045	5,367
Deferred Tax Liabilities
The balance of Deferred Tax Liabilities is comprised of temporary differences attributable to:

	2025	2024	2023
Accrued receivables	2,662	795	353
Other	654	1,063	471
Total	3,316	1,858	824
Movements:

	Accrued receivables	Other	Total
At January 1, 2025	795	1,063	1,858
Credited / (charged) to profit & loss	1,867	(408)	1,459
At December 31, 2025	2,662	654	3,316

At January 1, 2024	353	471	824
Credited / (charged) to profit & loss	442	592	1,034
At December 31, 2024	795	1,063	1,858
As of December 31, 2025 and 2024, no deferred tax liability has been recognized for temporary differences related to investments in the Group subsidiaries. The Group has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and that it is probable there will be no reversal in the foreseeable future in a way that would result in a material charge to taxable profit.
Reconciliation of effective tax rate
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to the profits of the consolidated entities. The income tax provision is determined based on the income tax rates in effect in each country where the Group operates. The following is a reconciliation of the income tax expense to the profit (loss) for the year, considering the applicable statutory tax rates in the jurisdictions where the Group has taxable operations. These rates range from 0% in jurisdictions such as the Cayman Islands to 35% in Argentina and Colombia. Other key tax rates include 5% in Malta, 21% in the United States, 25% in Ecuador, Panama, the United Kingdom and Uruguay, 30% in Kenya, Mexico, and Nigeria, and 34% in Brazil. In the remaining countries, tax rates range from 0% to 30%.
The Group’s effective Income Tax rate in 2025 was 11.5% (20.2% and 16.5% in the years ended December 31, 2024 and 2023, respectively). For 2025 and 2024, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5%. The decrease in our effective income tax rate is mainly attributable to an increase in revenues generated in jurisdictions with lower statutory income tax rates, combined with lower revenues in jurisdictions with higher statutory income tax rate. The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Profit before Income Tax	228,654	151,019	178,514
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(11,433)	(7,551)	(8,926)
Permanent differences:
Tax effect of non-taxable income	11,229	897	822
Effects from entities taxes with different rates	(14,046)	(14,565)	(15,930)
Foreign Withholding Income Tax (1)	(3,823)	—	—
Other permanent differences (2)	(13,679)	(9,331)	(5,394)
Total	(31,752)	(30,550)	(29,428)
(1)    Represents foreign withholding taxes incurred in various jurisdictions, including dividend withholding taxes. As these amounts do not give rise to a tax credit or future tax benefit, they are presented as permanent differences in the income tax reconciliation.
(2) During the year ended December 31, 2025, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries and non taxable income.
In December 2024, the Company recorded an income tax expense of US$4,543 related to a claim from the Uruguayan Tax Authority concerning income taxes on foreign activities and transactions under the Free Zone regime held in 2022. Despite having strong arguments for its position, during the last quarter of 2024, the Company chose to settle with local tax authorities to resolve the matter. The Company and its external tax advisors are confident that there is no significant risk related to prior or subsequent periods. The related amount was paid in 2025 and no additional impact on income tax was recognized in 2025.